Report for Calendar month Ending May 31, 1999
____________________________

  Swiss Helvetia Fund, Inc.
____________________________

________________________________________________________________________________________________________
                                                              Approximate asset value
                                      Number of                 or approximate asset       Name of
  Date of each    Identification of   shares       Price per    coverage per share at      Seller or of
  transaction     each security       purchased    share        time of purchase           Sellers Broker
________________________________________________________________________________________________________
                  Swiss Helvetia
                   Fund-(Cusip-
  05/03/99          870875101)             700      14.5               17.72                 NYSE
   5/4/99            (same)              3,400      14.3585            17.66                 NYSE
   5/5/99            (same)              1,000      14.375             17.76                 NYSE
   5/6/99            (same)              7,500      14.3125            17.74                 NYSE
   5/7/99            (same)              8,500      14.5               17.74                 NYSE
  5/10/99            (same)              5,000      14.375             17.77                 NYSE
  5/11/99            (same)              7,500      14.4               17.63                 NYSE
  5/12/99            (same)             11,900      14.2658            17.51                 NYSE
  5/13/99            (same)              7,200      14.3351            17.45                 NYSE
  5/14/99            (same)             11,900      14.229             17.31                 NYSE
  5/17/99            (same)              4,700      14                 17.05                 NYSE
  5/18/99            (same)              9,600      14.2383            17.25                 NYSE
  5/19/99            (same)              6,400      14.25              17.26                 NYSE
  5/21/99            (same)              7,700      14.1258            17.21                 NYSE
  5/24/99            (same)              1,500      14.0625            17.26                 NYSE
  5/25/99            (same)              1,500      14.1042            16.98                 NYSE
  5/26/99            (same)              9,100      14.0625            16.82                 NYSE
  5/27/99            (same)              9,100      13.8372            16.51                 NYSE
  5/28/99            (same)              5,100      13.826             16.57                 NYSE

Total                                  119,300